Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Profit/(loss) attributable to equity holders of AB In Bev	$ 2,458	$ (1,900)
Weighted average number of ordinary and restricted shares	2,004	1,995
Basic EPS from continuing and discontinued operations	$ 1.23	$ (0.95)
Profit/(loss) from continuing operations attributable to equity holders of AB In Bev	$ 2,458	$ (3,955)
Weighted average number of ordinary and restricted shares	2,004	1,995
Basic EPS from continuing operations	$ 1.23	$ (1.98)
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 2,924	$ 76
Weighted average number of ordinary and restricted shares	2,004	1,995
Basic EPS from continuing operations before exceptional items	$ 1.46	$ 0.04
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 2,606	$ 1,805
Weighted average number of ordinary and restricted shares	2,004	1,995
Underlying EPS	$ 1.30	$ 0.90
Profit attributable to equity holders of AB InBev	$ 2,458	$ (1,900)
Weighted average number of ordinary and restricted shares (diluted)	2,045	1,995
Diluted EPS from continuing and discontinued operations	$ 1.20	$ (0.95)
Profit from continuing operations attributable to equity holders of AB InBev	$ 2,458	$ (3,955)
Weighted average number of ordinary and restricted shares (diluted)	2,045	1,995
Diluted EPS from continuing operations	$ 1.20	$ (1.98)
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 2,924	$ 76
Weighted average number of ordinary and restricted shares (diluted)	2,045	2,034
Diluted EPS from continuing operations before exceptional items	$ 1.43	$ 0.04